Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses.
Research and Development Expenses

18. Research and Development Expenses

Research and development expenses consist of the following:

	For the Years Ended December 31,
	2020	2021	2022
Employee compensation	580,157	2,079,948	3,801,960
Design and development expenses	431,996	1,003,567	2,566,567
Rental and related expenses	18,818	52,985	99,324
Depreciation and amortization expenses	44,977	54,110	94,134
Travel expenses	9,360	52,307	76,714
Others	14,549	43,472	141,333
Total	1,099,857	3,286,389	6,780,032